LEASE	12 Months Ended
Dec. 31, 2022
LEASE
LEASE

9.          LEASE

The right of use assets and the amortization were summarized as follows:

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Right of use assets	38,953	39,439	36,026
Less: accumulated amortization	(3,263)	(4,150)	(4,932)
Right of use assets	35,690	35,289	31,094

A summary of supplemental information related to operating leases as of December 31, 2020, 2021 and 2022 is as follows:

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Operating lease right-of-use assets	2,658	2,404	1,835
Operating lease liabilities, current	1,925	1,833	1,228
Operating lease liabilities, non-current	755	588	664
Total operating lease liabilities	2,680	2,421	1,892

9.          LEASE (continued)

Operating lease expense was allocated to the following expense items:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Cost of revenues	547	402	286
General and administrative expenses	1,390	1,022	727
Selling and marketing expenses	1,997	1,468	1,046
Total operating lease expenses	3,934	2,892	2,059
Short-term lease expenses	534	540	679
Total lease expenses	4,468	3,432	2,738

The weighted average remaining lease term excluding land-use right as of December 31, 2022 was 1.22 years, and the weighted average discount rate of the operating leases was 6%.

Maturities of the lease liabilities as of December 31, 2022 were as follows:

For the Year Ended December 31	US$
2023	1,362
2024	654
2025 and thereafter	—
Total undiscounted lease payments	2,016
Less: imputed interest	(124)
Present value of lease liablities balance	1,892
Amounts due within 12 months	1,228
Long-term lease liabilities	664